Statements of Cash Flows - Changes in Assets and Liabilities from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adjustments to reconcile profit (loss) [abstract]
Accounts receivable – trade	₩ (46,531)	₩ (60,546)	₩ (95,374)
Accounts receivable – other	79,223	54,988	(152,038)
Advanced payments	3,986	(25,377)	(43,212)
Prepaid expenses	(2,262)	11,989	77,404
Inventories	(17,549)	39,633	(70,601)
Long-term accounts receivable – other	66,036	(74,729)	83,658
Contract assets	3,877	(13,400)	(11,582)
Guarantee deposits	(2,117)	6,245	8,125
Accounts payable – trade	50,442	(101,465)	12,312
Accounts payable – other	(188,318)	369,693	(109,476)
Withholdings	(3,714)	4,964	(55,925)
Contract liabilities	(19,620)	18,910	(2,158)
Deposits received	(1,744)	99	(3,737)
Accrued expenses	(73,734)	116,039	7,505
Provisions	(566)	(20)	(19,324)
Long-term provisions	(1,061)	(13,792)	(260)
Plan assets	(17,772)	(132,131)	(51,697)
Retirement benefits payment	(99,396)	(79,117)	(114,897)
Others	(3,343)	(3,877)	(27,418)
Changes in assets and liabilities from operating activities	₩ (274,163)	₩ 118,106	₩ (568,695)